CONSOLIDATED STATEMENT OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net loss for the period	$ (67,631)	$ (32,220)
Adjustments for items not affecting cash:
Interest income	(21)	0
Non-cash portion of listing fees	0	1,467
Depreciation	168	49
Share-based compensation	18,030	11,554
Option issuance	0	23
Accretion of convertible debt	0	10
Change in fair value of investments measured at fair value through profit or loss	29	0
Contingent consideration accretion	316	482
Change in fair value of contingent consideration	3,380	0
Impairment of promissory note	0	230
Impairment of inventory	0	511
Impairment of investment	0	63
Unrealized foreign currency translation loss	309	71
Cash flows used in operating activities before net changes in non-cash working capital items	(45,420)	(17,760)
Net changes in non-cash working capital items:
Accounts receivable	(773)	(1,485)
Prepaid expenses	(142)	(1,066)
Inventory	0	(511)
Other current assets	(1,341)	0
Accounts payable and accrued liabilities	2,469	1,795
Net cash flows used in operating activities	(45,207)	(19,027)
INVESTING ACTIVITIES
Pre-acquisition cash advances to Adelia	0	(958)
Purchase of investment	(250)	0
Purchase of intangible assets	(415)	(96)
Purchase of equipment	(105)	(135)
Net cash flows used in investing activities	(770)	(1,189)
FINANCING ACTIVITIES
Proceeds from issuance of common shares, net	31,507	76,236
Proceeds from issuance of warrants, net	0	5,900
Shares issued for cash - warrant exercise	2,928	407
Shares issued for cash - options exercise	1,342	182
Net cash flows from financing activities	35,777	82,725
Effects of exchange rate changes on cash	(185)	(28)
Change in cash	(10,385)	62,481
Cash, beginning of period	64,026	1,545
Cash, end of period	$ 53,641	$ 64,026